Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Nonrelated Party
Net of financing fees	$ 4,106,370	$ 14,941,988	$ 9,627,453	$ 33,726,283
Related Party
Net of financing fees	$ 783,650	$ 0	$ 7,767,491	$ 0